Debt (Details) In Millions, unless otherwise specified			3 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 05, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 04, 2011 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Uncommitted Credit Lines [Member] USD ($)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] EUR (€)	Dec. 31, 2010 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] EUR (€)	Dec. 31, 2010 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2011 Other Debt [Member] USD ($)	Dec. 31, 2010 Other Debt [Member] USD ($)
Short-Term Debt [Abstract]
Short-term borrowings	$ 42.4	$ 28.0
Weighted-average interest rates	11.90%	7.00%
Debt Instrument [Line Items]
Long-term debt	657.8	670.0						388.7		401.2	258.9		267.1	10.2	1.7
Less: current maturities	391.8	0.7
Long-term debt	266.0	669.3
Maturity date								Jun. 01, 2012	Jun. 01, 2012		Jun. 14, 2013	Jun. 14, 2013
Principal amount (Euros in millions)									300.0			200.0
Interest rate (in hundredths)								4.50%	4.50%		4.75%	4.75%
Discounted issue price (in hundredths)								99.518%	99.518%		99.349%	99.349%
Effective interest rate (in hundredths)								4.58%	4.58%		4.862%	4.862%
Unamortized discount								1.8	1.4		1.6	1.3
Revolving Credit Agreement
Uncommitted credit lines, maximum borrowing capacity			800.0	800.0	400.0	400.0	399.2
Uncommitted credit lines, remaining borrowing capacity			798.4				346.6
Uncommitted credit lines, current borrowing capacity after limitations							248.7
Expiration date			2016-10-4
Portion which may be used for the issuance of stand-by letters of credit				150.0
Outstanding letters of credit			1.6			2.2
Covenant terms			The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults. The material terms and conditions of the Agreement are substantially similar to the material terms and conditions of the prior credit facility.
Covenant compliance			As defined in the Agreement, we had a Debt-to-EBITDA ratio of 0.80 to 1 (compared to a maximum allowable ratio of 3.5 to 1) as of December 31, 2011 and a Fixed Charge Coverage ratio of 3.13 to 1 (compared to a minimum required ratio of 1.5 to 1) as of December 31, 2011.
Facility fee (in hundredths)			0.225%
Credit spread (in hundredths)			1.275%
Impact of downgrades from credit rating agencies on facility fees	from approximately $0.2 to $0.4
Debt Maturities [Abstract]
2012	261.5
2013	1.5
2014	1.0
2015	$ 2.0